Nature of the Business and Basis of Presentation (Details) - USD ($) $ / shares in Units, $ in Thousands			3 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 21, 2023	Dec. 31, 2023	Dec. 31, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 20, 2023	Dec. 19, 2023
Company Information [Line Items]
Gross proceeds		$ 21,014
Cash held in trust account		1,264
Private investment		$ 19,750
Common stock, shares issued (in Shares)					18,134,258
Common stock, shares outstanding (in Shares)					18,134,258
Net loss			$ 935	$ (9,390)	$ (39,621)	$ (23,867)
Accumulated deficit					83,762
Gross proceeds	$ 21,014		21,014
Cash held in trust account	1,264		1,264
Private investment in public equity			19,750
Common stock price per share (in Dollars per share)							$ 0.01	$ 0.01
Incurred losses from operations			(17,269)	$ (9,226)	(35,544)	(23,714)
Accumulated deficit	$ (82,827)		$ (82,827)		$ (83,762)	$ (44,141)
Class A Common Stock [Member]
Company Information [Line Items]
Per share (in Dollars per share)		$ 10
Common stock price per share (in Dollars per share)	$ 10		$ 10